11. Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of stock option activity
	Stock Options		Stock Warrants
		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price
Outstanding at December 31, 2017	3,600,000	$0.04	1,850,000	$0.10
Granted	–	–	17,000,000	$0.02
Cancelled	–	–	–	–
Expired	–	–	(6,500,000)	$0.02
Exercised	–	–	(6,000,000)	$0.02
Outstanding at September 30, 2018	3,600,000	$0.04	6,350,000	$0.04
Exercisable at September 30, 2018	3,600,000	$0.04	6,350,000	$0.04